EQUITY (Details) - Schedule of share-based compensation, stock options, activity - Employee Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY (Details) - Schedule of share-based compensation, stock options, activity [Line Items]
Options Outstanding	3,245,000	2,580,000	2,070,000
Options Outstanding, Weighted Average Exercise Price	$ 0.822	$ 0.544	$ 0.375
Options Issued	0	705,000	910,000
Options Issued, Weighted Average Exercise Price	$ 0	$ 1.836	$ 0.807
Options Exercised	40,000	(20,000)	0
Options Exercised, Weighted Average Exercise Price	$ 0.350	$ 0.350	$ 0
Options Forfeited or expired	0	(20,000)	(400,000)
Options Forfeited or expired, Weighted Average Exercise Price	$ 0	$ 0.350	$ 0.350
Options Outstanding	3,205,000	3,245,000	2,580,000
Options Outstanding, Weighted Average Exercise Price	$ 0.833	$ 0.822	$ 0.544